UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23323

Procure ETF Trust II
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056

(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056

(Name and address of agent for service)

1-866-690-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2023

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

Annual Report

October 31, 2023

Procure Space ETF Ticker:

UFO

Procure Disaster Recovery Strategy ETF

Ticker: FIXT

ProcureAM ETFs

TABLE OF CONTENTS October 31, 2023 (Unaudited)

1

ProcureAM ETFs

Dear Procure Space ETF Shareholders:

We are pleased to present the annual report for the Procure Space ETF (Nasdaq: UFO).

UFO offers exposure to equity securities of companies focusing on the space economy, including space exploration, travel, research, and communications. The fund seeks to provide results that, before fees and expenses, correspond in general to the S-Network Space Index, licensed from S-Network Global Indexes.

Space technologies have made tremendous impacts on the technological advancements we have enjoyed over the past several decades.  Governments, agencies and commercial enterprises have banded together with the goal of enhancing national security, transportation, logistics, communications, energy developments, medical breakthroughs and beyond.  These ambitious undertakings continue to push the boundaries of what our species can accomplish.  Thank you for your interest in supporting many of the companies helping to unlock humanity’s true potential.

Below is the market price performance of UFO from November 1, 2022, until October 31, 2023. The S&P 500 Index had returns of -2.10%, -8.25%, 1.39%, 10.14%, and 10.36% for its one month, three month, six month, one year, and since inception time periods. While UFO had returns of -7.22%, -21.32%, -15.25%, -22.29%, and -8.46% for the same periods.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call ProcureAM, LLC at 1-866-690-3837 or visit the Fund's website at www.procureetfs.com

Sincerely,

Robert Tull

President,

ProcureAM, LLC

2

ProcureAM ETFs

Dear Procure Disaster Recovery Strategy ETF Shareholders:

We are pleased to present the annual report for the Procure Disaster Recovery Strategy ETF (Nasdaq: FIXT).

The FIXT ETF offers exposure to equity securities of companies engaged in protecting and recovering from natural disasters, such as hurricanes, wildfires, floods or earthquakes. The fund seeks to provide results that, before fees and expenses, correspond in general to the VettaFi Natural Disaster Recovery and Mitigation Index, licensed from VettaFi.

The fund was launched June 1st, 2022, the official start of the Atlantic hurricane season.  Since the fund’s inception, the planet has experienced significant financial as well as meteorological volatility.  During this turbulent time, heatwaves, droughts, hurricanes, floods, wildfires, earthquakes and other types of natural disasters have inflicted significant human and financial damages.  Last year, the White House projected that financial damages from natural disasters alone could cost the US Federal Budget, $2 trillion each year by the end of this century.  Fortunately, countless individuals, from activists to political leaders, have realized this costly toll and have pledged to do more to protect our cities, towns and people.  This may create significant opportunities for the companies that help design and build more resilient infrastructure as well those that help us survive and rebuild from the devastating effects natural disasters cause.

Below is the market price performance of FIXT from November 1, 2022, until October 31, 2023. The S&P 500 Index had returns of -2.10%, -8.25%, 1.39%, 10.14%, and 2.73% for its one month, three month, six month, one year, and since inception time periods. While FIXT had returns of -7.04%, -12.45%, -0.96%, 14.58%, and 2.72% for the same periods.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call ProcureAM, LLC at 1-866-690-3837 or visit the Fund's website at www.procureetfs.com

Sincerely,

Robert Tull

President,

ProcureAM, LLC

3

ProcureAM ETFs

Important Disclosures and Key Risks Factors

Investing involves risk. Principal loss is possible. The Fund is also subject to the following risks: Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns.

Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies. The exploration of space by private industry and the harvesting of space assets is a business based in future and is witnessing new entrants into the market. Investments in the Fund will be riskier than traditional investments in established industry sectors. The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks that could limit their ability to utilize the satellites needed to deliver services to customers. Investing in foreign securities are volatile, harder to price, and less liquid than U.S. securities. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. The Fund is not actively managed so it would not take defensive positions in declining markets unless such positions are reflected in the underlying index. Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. It is not possible to invest in an index.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Fund is distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

4

Average Annualized Returns	1 Year	3 Year	Since Inception	Value of $10,000
Period Ended October 31, 2023	Return	Return	(4/10/19)	(10/31/2023)
Procure Space ETF (NAV)	-22.40%	-7.47%	-8.49%	$6,673
Procure Space ETF (Market)	-22.29%	-7.41%	-8.46%	$6,682
S-Network Space Index	-22.85%	-7.66%	-8.37%	$6,715
S&P 500 Index	10.14%	10.36%	10.36%	$15,672

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling ProcureAM, LLC at 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The index returns do not reflect fees or expenses and are not available for direct investment.

The market price is the final price at which a security is traded on a given trading day. Net Asset Value (NAV) is value per share on a specific date or time. Returns for periods greater than one year are shown annualized.

The S-Network Space Index is designed to measure the performance of companies engaged in space-related industries. A company is considered to be in a space-related business if its product(s) either has as its essential purpose — or is dependent upon — space-based functions.

The S&P 500 Index is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

5

Procure Space ETF

Top Ten Holdings as of October 31, 2023*

	Security	% of Total Investments
1	Sirius XM Holdings, Inc.	4.83%
2	Garmin, Ltd.	4.74%
3	Globalstar, Inc.	4.52%
4	Sky Perfect JSAT Holdings, Inc.	4.50%
5	Trimble, Inc.	4.30%
6	SES SA	3.99%
7	DISH Network Corp.	3.87%
8	EchoStar Corp.	3.75%
9	Iridium Communications, Inc.	3.69%
10	ViaSat, Inc.	3.60%

	Top Ten Holdings = 41.79% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

6

Average Annualized Returns	1 Year	Since Inception	Value of $10,000
Period Ended October 31, 2023	Return	(5/31/22)	(10/31/2023)
Procure Disaster Recovery Strategy ETF (NAV)	14.44%	2.54%	$10,363
Procure Disaster Recovery Strategy ETF (Market)	14.58%	2.72%	$10,388
VettaFi Natural Disaster Response and Mitigation Index	15.42%	3.47%	$10,496
S&P 500 Index	10.14%	2.73%	$10,390

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling ProcureAM, LLC at 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on May 31, 2022, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The index returns do not reflect fees or expenses and are not available for direct investment.

The market price is the final price at which a security is traded on a given trading day. Net Asset Value (NAV) is value per share on a specific date or time. Returns for periods greater than one year are shown annualized.

The VettaFi Natural Disaster Recovery and Mitigation Index is an equal weighted index containing companies worldwide that are engaged in sustainable recovery and risk reduction. The VettaFi Natural Disaster Recovery and Mitigation Index is comprised of four categories: climatological, geophysical, hydrological and meteorological.

The S&P 500 Index is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

7

Procure Disaster Recovery Strategy ETF

	Top Ten Holdings as of October 31, 2023*
	Security	% of Total Investments
1	REV Group, Inc.	2.52%
2	Fugro NV	2.31%
3	NV5 Global, Inc.	2.23%
4	Xylem, Inc.	2.21%
5	Assa Abloy AB	2.18%
6	ICF International, Inc.	2.18%
7	Babcock International Group PLC	2.18%
8	Tetra Tech, Inc.	2.17%
9	Ferrovial SA	2.16%
10	Nitori Holdings Co., Ltd.	2.15%

	Top Ten Holdings = 22.29% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

8

ProcureAM ETFs

EXPENSE EXAMPLE For the Period Ended October 31, 2023

As a shareholder of Procure Space ETF and Procure Disaster Recovery Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period		Annualized Expense Ratio During the Period May 1, 2023 to October 31, 2023
Procure Space ETF
Actual	$1,000.00	$845.70	$3.49	(1)	0.75%
Hypothetical (5% annual)	1,000.00	1,021.42	3.82	(1)	0.75%
Procure Disaster Recovery Strategy ETF
Actual	1,000.00	986.70	3.76	(1)	0.75%
Hypothetical (5% annual)	1,000.00	1,021.42	3.82	(1)	0.75%

(1) The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the period from May 1, 2023 to October 31, 2023).

9

Procure Space ETF

Portfolio Composition as of October 31, 2023

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

10

Procure Disaster Recovery Strategy ETF

Portfolio Composition as of October 31, 2023

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

11

Procure Space ETF Schedule of Investments October 31, 2023

	Shares	Value
COMMON STOCKS - 99.5%
Cayman Islands - 0.1%
Software - 0.1%
Arqit Quantum, Inc. (a)(b)	116,935	$51,346

France - 4.4%
Aerospace & Defense - 0.5% (d)
Thales SA - ADR	1,101	161,938
Media - 3.9%
Eutelsat Communications SACA - ADR (b)	315,394	1,343,492
Total France		1,505,430

Italy - 0.2%
Aerospace & Defense - 0.2% (d)
Leonardo SpA - ADR	4,257	64,053

Japan - 7.8%
Aerospace & Defense - 0.5% (d)
Ispace, Inc. (a)(b)	28,700	166,388
Media - 5.3%
Sky Perfect JSAT Holdings, Inc. - ADR	398,000	1,823,843
Professional Services - 2.0%
Weathernews, Inc.	18,000	700,056
Total Japan		2,690,287

Luxembourg - 4.7%
Media - 4.7%
SES SA	278,315	1,619,462

Netherlands - 6.4%
Aerospace & Defense - 2.4% (d)
Airbus SE – ADR	6,227	831,171
Software - 4.0%
TomTom NV - ADR (a)	232,861	1,390,663
Total Netherlands		2,221,834

Switzerland - 5.6%
Household Durables - 5.6%
Garmin, Ltd.	18,750	1,922,437

United States - 70.3%
Aerospace & Defense - 22.6% (d)
Boeing Co. (a)	4,457	832,657
Intuitive Machines, Inc. (a)	54,253	162,216
L3Harris Technologies, Inc.	5,712	1,024,790
Lockheed Martin Corp.	2,262	1,028,396
Northrop Grumman Corp.	2,235	1,053,646
Rocket Lab USA, Inc. (a)	304,773	1,289,190
RTX Corp.	11,420	929,474
Sidus Space, Inc. - Class A (a)	133,977	12,205
Terran Orbital Corp. (a)(b)	368,323	294,253
Virgin Galactic Holdings, Inc. (a)(b)	799,732	1,183,603
Total Aerospace & Defense		7,810,430

The accompanying notes are an integral part of these financial statements.

12

Procure Space ETF Schedule of Investments October 31, 2023 (Continued)

	Shares	Value
Communications Equipment - 5.9%
Comtech Telecommunications Corp.	49,302	$601,485
ViaSat, Inc. (a)	79,135	1,459,249
Total Communications Equipment		2,060,734
Containers & Packaging - 0.7%
Ball Corp.	4,790	230,639

Diversified Telecommunication Services - 16.2%
AST SpaceMobile, Inc. (a)(b)	225,701	747,070
EchoStar Corp. - Class A (a)	109,878	1,522,909
Globalstar, Inc. (a)	1,301,465	1,835,066
Iridium Communications, Inc.	40,406	1,497,042
Total Diversified Telecommunication Services		5,602,087
Electronic Equipment, Instruments & Components - 5.0%
Trimble, Inc. (a)	37,014	1,744,470
Industrial Conglomerates - 2.5%
Honeywell International, Inc.	4,712	863,521
Media - 12.8%
Comcast Corp. - Class A	21,478	886,827
DISH Network Corp. - Class A (a)	320,493	1,570,416
Sirius XM Holdings, Inc. (b)	457,522	1,958,194
Total Media		4,415,437
Professional Services - 4.6%
BlackSky Technology, Inc. (a)(b)	331,503	394,488
Planet Labs PBC (a)	548,523	1,184,810
Total Professional Services		1,579,298
Total United States		24,306,616
TOTAL COMMON STOCKS (Cost $57,729,391)		34,381,465

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.49% (c)	6,089,161	6,089,161
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,089,161)		6,089,161

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.27% (c)	98,340	98,340
TOTAL SHORT-TERM INVESTMENTS (Cost $98,340)		98,340

Total Investments (Cost $63,916,892) - 117.4%		40,568,966
Liabilities in Excess of Other Assets - (17.4)%		(6,004,245)
TOTAL NET ASSETS - 100.0%		$34,564,721

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at October 31, 2023.
(c)	Rate reflects annualized seven-day yield on October 31, 2023.
(d)	As of October 31, 2023, the Fund had a significant portion of its assets invested in the Aerospace & Defense industry.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

13

Procure Disaster Recovery Strategy ETF Schedule of Investments October 31, 2023

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 2.1%
Multiline Retail - 2.1%
Wesfarmers, Ltd. - ADR	1,272	$40,687

Canada - 6.2%
Construction & Engineering - 4.1%
SNC-Lavalin Group, Inc. (a)	1,383	38,375
Stantec, Inc. (a)	660	40,339
Total Construction & Engineering		78,714
IT Services - 2.1%
CGI, Inc. (a)	426	41,082
Total Canada		119,796

Finland - 2.1%
Machinery - 2.1%
Valmet Oyj - ADR	1,770	39,588

Germany - 1.8%
Specialty Retail - 1.8%
Hornbach Holding AG & Co.	585	34,813

Hong Kong - 2.1%
Commercial Services & Supplies - 2.1%
China Everbright Environment Group, Ltd. - ADR	117,000	39,924

Ireland - 2.0%
Electrical Equipment - 2.0%
Eaton Corp PLC	186	38,671

Japan - 6.4%
IT Services - 4.2%
Fujitsu, Ltd. – ADR	320	41,024
NEC Corp.	835	39,725
Total IT Services		80,749
Specialty Retail - 2.2%
Nitori Holdings Co., Ltd. - ADR	380	41,175
Total Japan		121,924

Luxembourg - 1.4%
Chemicals - 1.4%
Perimeter Solutions SA (a)	8,274	26,477

Netherlands - 8.4%
Construction & Engineering - 4.5%
Ferrovial SA - ADR	1,380	41,485
Fugro NV (a)	2,691	44,344
Total Construction & Engineering		85,829
Machinery - 1.8%
CNH Industrial NV	3,174	34,850
Professional Services - 2.1%
Arcadis NV	954	40,255
Total Netherlands		160,934

The accompanying notes are an integral part of these financial statements.

14

Procure Disaster Recovery Strategy ETF Schedule of Investments October 31, 2023 (Continued)

	Shares	Value
Sweden - 4.3%
Building Products - 2.2%
Assa Abloy AB - Class B - ADR	1,968	$41,835
Electronic Equipment, Instruments & Components - 2.1%
Hexagon AB - Class B	5,016	40,720
Total Sweden		82,555

Switzerland - 1.9%
Machinery - 1.9%
Sulzer AG - ADR	435	35,706

United Kingdom - 8.2%
Aerospace & Defense - 2.2%
Babcock International Group PLC - ADR (a)	8,814	41,797
Construction & Engineering - 2.1%
Balfour Beatty PLC - ADR	10,791	40,488
Energy Equipment & Services - 1.9%
John Wood Group PLC - ADR (a)	21,321	36,712
Specialty Retail - 2.0%
Kingfisher PLC - ADR	15,432	39,287
Total United Kingdom		158,284

United States - 51.8%
Chemicals - 2.1%
Ecolab, Inc.	240	40,258
Commercial Services & Supplies - 6.3%
Clean Harbors, Inc. (a)	261	40,108
MSA Safety, Inc.	252	39,786
Tetra Tech, Inc.	276	41,651
Total Commercial Services & Supplies		121,545
Construction & Engineering - 8.4%
AECOM	510	39,040
Fluor Corp. (a)	1,227	40,847
Great Lakes Dredge & Dock Corp. (a)	5,370	40,812
Sterling Infrastructure, Inc. (a)	549	39,995
Total Construction & Engineering		160,694
Electrical Equipment - 3.6%
EnerSys	447	38,254
Generac Holdings, Inc. (a)	369	31,022
Total Electrical Equipment		69,276
Health Care Equipment & Supplies - 0.6%
Outset Medical, Inc. (a)	3,336	11,809
Machinery - 10.7%
Allison Transmission Holdings, Inc.	744	37,512
Cummins, Inc.	186	40,232
Oshkosh Corp.	432	37,899
REV Group, Inc.	3,387	48,231
Xylem, Inc.	453	42,374
Total Machinery		206,248

The accompanying notes are an integral part of these financial statements.

15

Procure Disaster Recovery Strategy ETF Schedule of Investments October 31, 2023 (Continued)

	Shares	Value
Professional Services - 8.4%
ICF International, Inc.	330	$41,821
NV5 Global, Inc. (a)	453	42,741
Verisk Analytics, Inc.	177	40,243
Willdan Group, Inc. (a)	2,082	36,726
Total Professional Services		161,531
Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp.	93	37,925
Software - 2.0%
VMware, Inc. - Class A (a)	264	38,452
Specialty Retail - 5.8%
Floor & Decor Holdings, Inc. - Class A (a)	453	37,327
Home Depot, Inc.	132	37,579
Lowe’s Cos., Inc.	186	35,446
Total Specialty Retail		110,352
Trading Companies & Distributors - 1.9%
SiteOne Landscape Supply, Inc. (a)	264	36,371
Total United States		994,461
TOTAL COMMON STOCKS (Cost $2,116,317)		1,893,820

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.27% (b)	22,491	22,491
TOTAL SHORT-TERM INVESTMENTS (Cost $22,491)		22,491

Total Investments (Cost $2,138,808) - 99.9%		1,916,311
Other Assets in Excess of Liabilities - 0.1%		2,067
TOTAL NET ASSETS - 100.0%		$1,918,378

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on October 31, 2023.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

16

ProcureAM ETFs

STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2023

	Procure Space ETF		Procure Disaster Recovery Strategy ETF
ASSETS
Investments in securities, at value*	$40,568,966	[1]	$1,916,311
Foreign currency	39,878		-
Receivables:
Dividends, reclaims and interest receivable	32,499		3,335
Securities Lending Receivable	35,509		-
Total Assets	40,676,852		1,919,646

LIABILITIES
Collateral received for securities loaned (Note 7)	6,089,161		-
Payables:
Management fees payable	22,970		1,268
Total Liabilities	6,112,131		1,268
Net Assets	$34,564,721		$1,918,378

NET ASSETS CONSIST OF:
Paid-in Capital	$84,931,215		$2,140,810
Total Distributable Earnings/(Accumulated Deficit)	(50,366,494)		(222,432)
Net Assets	$34,564,721		$1,918,378

*Identified Cost:
Investments in securities	$63,916,892		$2,138,808
Foreign currency	39,657		-

Shares Outstanding^	2,225,000		75,000
Net Asset Value, Offering and Redemption Price per Share	$15.53		$25.58

^	No par value, unlimited number of shares authorized
(1)	Including securites on loan at a value of $5,671,577.

The accompanying notes are an integral part of these financial statements.

17

ProcureAM ETFs

STATEMENT OF OPERATIONS For the Period Ended October 31, 2023

	Procure Space ETF	Procure Disaster Recovery Strategy ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholdings tax of $85,205 and $1,597)	$851,952	$21,207
Interest	8,234	623
Securities Lending Income	676,359	-
Total Investment Income	1,536,545	21,830
Expenses:
Management fees	375,437	13,004
Trustee fees	19,500	19,500
Chief Compliance Officer fees	13,500	13,500
Total expenses before reimbursement	408,437	46,004
Expense reimbursement by Adviser[1]	(33,000)	(33,000)
Net Expenses	375,437	13,004
Net Investment Income	1,161,108	8,826

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(10,194,810)	(1,009)
In-Kind redemptions	1,007,559	212,170
Foreign currency translation	(12,671)	(141)
Net Realized Gain (Loss) on Investments and Foreign Currency	(9,199,922)	211,020
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(3,008,667)	(161,000)
Foreign currency translation	12,994	(30)
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(2,995,673)	(161,030)
Net Realized and Unrealized Gain (Loss) on Investments	(12,195,595)	49,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,034,487)	$58,816

1 Please refer to Note 4 of the Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

Procure Space ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2023	Year Ended October 31, 2022

OPERATIONS
Net investment income	$1,161,108	$2,242,579
Net realized gain (loss) on investments and foreign currency	(9,199,922)	(12,295,186)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,995,673)	(23,775,465)
Net increase (decrease) in net assets resulting from operations	(11,034,487)	(33,828,072)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(1,154,486)	(2,155,691)
Total distributions to shareholders	(1,154,486)	(2,155,691)

CAPITAL SHARE TRANSACTIONS
Shares Sold	-	9,730,965
Shares Redeemed	(14,274,200)	(28,429,162)
Total capital share transactions	(14,274,200)	(18,698,197)
Net increase (decrease) in net assets	(26,463,173)	(54,681,960)
NET ASSETS
Beginning of Year	61,027,894	115,709,854
End of Year	$34,564,721	$61,027,894

Summary of share transactions is as follows:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Shares Sold	-	375,000
Shares Redeemed	(750,000)	(1,250,000)
	(750,000)	(875,000)
Beginning Shares	2,975,000	3,850,000
Ending Shares	2,225,000	2,975,000

The accompanying notes are an integral part of these financial statements.

19

Procure Disaster Recovery Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2023	Period Ended October 31, 2022[1]

OPERATIONS
Net investment income	$8,826	$1,301
Net realized gain (loss) on investments and foreign currency	211,020	(58,330)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(161,030)	(61,498)
Net increase (decrease) in net assets resulting from operations	58,816	(118,527)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(6,234)	(1,104)
Total distributions to shareholders	(6,234)	(1,104)

CAPITAL SHARE TRANSACTIONS
Shares Sold	4,166,373	1,240,500
Shares Redeemed	(2,861,220)	(560,328)
Transaction Fees	102	-
Total capital share transactions	1,305,255	680,172
Net increase (decrease) in net assets	1,357,837	560,541
NET ASSETS
Beginning of Year	560,541	-
End of Year	$1,918,378	$560,541

Summary of share transactions is as follows:

	Year Ended October 31, 2023	Period Ended October 31, 2022[1]
Shares Sold	150,000	50,000
Shares Redeemed	(100,000)	(25,000)
	50,000	25,000
Beginning Shares	25,000	-
Ending Shares	75,000	25,000

(1)	Fund commenced operations on May 31, 2022. The information presented in is for the period from May 31, 2022 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

20

Procure Space ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019[1]

Net Asset Value, Beginning of Year/Period	$20.51	$30.05	$20.85	$25.93	$25.00
Income from Investment Operations:
Net investment income [2]	0.45	0.64	0.25	0.16	0.04
Net realized and unrealized gain (loss) on investments	(4.98)	(9.57)	9.25	(5.06)	0.94 [6]
Total from investment operations	(4.53)	(8.93)	9.50	(4.90)	0.98
Less Distributions:
Distributions from net investment income	(0.45)	(0.61)	(0.28)	(0.15)	(0.03)
Distributions from return of capital	-	-	(0.02)	(0.03)	(0.02)
Total distributions	(0.45)	(0.61)	(0.30)	(0.18)	(0.05)
Capital Share Transactions:
Net asset value, end of year/period	15.53	20.51	30.05	20.85	25.93
Total Return	-22.40%	-29.94%	45.69%	-18.93%	3.91%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$34,565	$61,028	$115,710	$28,675	$12,315

Ratio of expenses to Average Net Assets:
Before waivers and reimbursements of expenses	0.82%	0.81%	0.81%	1.12%	1.71%[4]
After waivers and reimbursements of expenses	0.75%	0.75%	0.75%	0.75%	0.75%[4]

Net Investment Income to Average Net Assets	2.32%	2.69%	0.85%	0.72%	0.28%[4]
Portfolio Turnover Rate[5]	43%	53%	52%	44%	17%[3]

[1]	Commencement of operations on April 10, 2019.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of in-kind transactions.
[6]

Net realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions the period.

The accompanying notes are an integral part of these financial statements.

21

Procure Disaster Recovery Strategy ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended October 31, 2023	Period [1] Ended October 31, 2022

Net Asset Value, Beginning of year/period	$22.42	$24.81
Income from Investment Operations:
Net investment income [2]	0.14	0.04
Net realized and unrealized gain (loss) on investments	3.10	(2.39)
Total from investment operations	3.24	(2.35)[6]
Less Distributions:
Distributions from net investment income	(0.08)	(0.04)
Distributions from return of capital	-	-
Total distributions	(0.08)	(0.04)
Capital Share Transactions:
Net asset value, end of year/period	25.58	22.42
Total Return	14.44%	-9.45%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$1,918	$561

Ratio of expenses to Average Net Assets:
Before waivers and reimbursements of expenses	2.65%	5.63%[4]
After waivers and reimbursements of expenses	0.75%	0.75%[4]

Net Investment Income to Average Net Assets	0.51%	0.46%[4]
Portfolio Turnover Rate[5]	32%	16%[3]

[1]	Commencement of operations on May 31, 2022.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of in-kind transactions.
[6]

Net realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions the period.

22

ProcureAM ETFs NOTES TO FINANCIAL STATEMENTS October 31, 2023

NOTE 1 – ORGANIZATION

Procure Space ETF (“UFO”) and Procure Disaster Recovery Strategy ETF (“FIXT”) (each a “Fund”, or collectively “Funds”) are a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. If FIXT or UFO were to become diversified Funds for more than three consecutive years, the Trust will obtain a shareholder vote before returning to non-diversified status as required by Section 31(a)(1) of the Investment Company Act of 1940 (the "1940 Act"). The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company and the offering of the Funds shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). UFO seeks investment results that correspond generally to the performance, before UFO’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). UFO commenced operations on April 10, 2019. FIXT seeks investment results that correspond generally to the performance, before FIXT’s fees and expenses, of the VettaFi Natural Disaster Recovery Index (the “Underlying Index”) developed by GKD Index Partners, LLC, doing business as Alerian (the “Index Provider”). FIXT is neither associated with, nor endorsed by, the Federal Emergency Management Agency. FIXT commenced operations on May 31, 2022.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Funds for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Funds. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Funds Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Funds brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Funds Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Funds Securities to the account of the Funds or on their order. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

23

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the valuation designee in accordance with rule 2a-5. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds designee. The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Funds held no Level 3 securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

24

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds investments in securities, at fair value, as of October 31, 2023:

Procure Space ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,381,465	$-	$-	$34,381,465
Short Term Investments	98,340	-	-	98,340
Investments Purchased with Securities Lending Collateral*	-	-	-	6,089,161
Total Investments in Securities	$34,479,805	$-	$-	$40,568,966

Procure Disaster Recovery Strategy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,893,820	$-	$-	$1,893,820
Short Term Investments	22,491	-	-	22,491
Total Investments in Securities	$1,916,311	$-	$-	$1,916,311

^	See Schedule of Investments for classifications by country and industry

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with U.S. GAAP. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

B.

Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds have analyzed their tax position and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Pennsylvania, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

25

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

As of October 31, 2023, management has reviewed the tax positions for open years (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are typically declared and paid for the Funds on a quarterly basis. Net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

G.	Share Valuation. NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Funds, rounded to the nearest cent. The Funds’ Shares will not be priced on the days on which the NYSE is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

26

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

NOTE 3 – PRINCIPAL RISKS

Investors should consider the principal risks associated with investing in the Funds, which are summarized below. The value of an investment in the Funds will fluctuate and you could lose money by investing in the Funds. The Funds may not achieve their investment objective.

Procure Space ETF Risks

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Communication Services Risk - Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Index Risk - Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.

Natural Disaster/Epidemic Risk - Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing nonpharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.

27

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

Satellite Companies Concentration Risk - The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Space Industry Risk - The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Unidentified Aerial Phenomena (“UAP”) Risk - A UAP, formerly known as an “unidentified flying object” or “UFO”, is a flying object that looks or moves unlike any known aircraft used by the US or any foreign country. Recently, the US military has acknowledged the existence of UAPs and confirmed the authenticity of certain videos and images purporting to show UAPs. Given that currently there is no identification of these observed phenomena, it is possible that UAPs could create unintentional or deliberate operational, data security, “cyber” and other interference with the operation of satellites and other objects in space. Such activities could result in a significant adverse impact on the Fund’s securities, thereby causing the Fund’s investment in such portfolio securities to lose value and adversely affecting the Fund’s ability to fulfill its investment objectives.

Procure Disaster Recovery Strategy ETF Risks

Associated Risks of Companies Related to Natural Disasters - The Fund invests in the securities of companies that address natural or environmental disasters, including, but not limited to, earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena. Such companies can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, such products and services increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, such products and services generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

28

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Depositary Receipt Risk - Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Epidemic Risk - Widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and Ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. The COVID-19 pandemic has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted to reduce or mitigate the spread of COVID-19 by implementing nonpharmaceutical intervention measures (“NPIs”), such as quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar NPIs, such as closures, contactless delivery and remote work. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism, entertainment and other industries. As the COVID-19 pandemic continues and governments and businesses implement NPIs, the potential economic and social impacts are increasingly uncertain and difficult to assess, but may include global, regional or other economic recessions. Any future pandemics may have a similarly adverse impact on the economy and the Fund.

In addition, the operations of the Fund, the Advisor and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

Index Risk - Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.

29

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Industry Concentration Risk - To the extent that its Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Industrials Sector Risk - The prices of securities of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general, which may be cyclical. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims and may be adversely affected by changes or trends in commodity prices, imposition of import controls, labor relations and insurance costs.

Procure Space ETF & Procure Disaster Recovery Strategy ETF Risks

Equity Securities Risk - The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Funds will adversely affect the value of your investment in the Funds. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Funds may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk - The Underlying Indices contain equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Funds’ underlying securities trade in a market that is closed when the market in which the Funds’ shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Funds’ domestic trading day. Consequently, this could lead to differences between the market price of the Funds’ shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk - A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Funds’ holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk - The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk - The Funds are subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended years of economic expansion.

30

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Liquidity Risk - The Funds’ shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three-month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk - Shares are listed for trading on Nasdaq, Inc. and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain years, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Non-Correlation Risk - The Funds’ return may not match the return of the Underlying Index. For example, the Funds incur operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Funds and the Underlying Index may vary due to asset valuation differences and differences between the Funds’ portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk - The Funds are classified as “non-diversified.” This means that the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Funds may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.

Passive Management Risk - Unlike many investment companies, the Funds are not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Funds will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Funds could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Funds may lose money.

31

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Small and Mid-Capitalization Securities Risk - The Funds may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Funds to sell small- and mid-capitalization securities at a desired time or price. Small-and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and ProcureAM, LLC (the “Advisor”), the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Funds, the Funds pay the Adviser 0.75% at an annual rate based on the Funds’ average daily net assets. Certain officers and an Interested Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.

Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Funds. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Funds’ investments. The Advisor compensates the Sub-Advisor for these services under a sub-advisory agreement between the two entities. The Advisor has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.  U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Financial Services, LLC, serves as the Funds’ distributor pursuant to a distribution agreement.

The Funds pay, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. Each Fund paid ACA Global Group $13,500 over the period October 31, 2022 to October 31, 2023. During the year ended October 31, 2023, the Advisor paid $66,000, in the aggregate, for Trustee and CCO fees on the Funds behalf, as a contractual waiver of its management fee. Such contractual waivers are not subject to recoupment by the Advisor. This Agreement with respect to the Funds shall continue in effect until October 31, 2024, and from year to year thereafter provided each such continuance is specifically approved by a majority of the Trustees of the Trust.

NOTE 5 – DISTRIBUTION PLAN

The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Funds, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the year ended October 31, 2023 the Funds did not incur any 12b-1 expenses.

32

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the year ended October 31, 2023:

	Purchases	Sales
Procure Space ETF	$21,637,092	$21,725,060
Procure Disaster Recovery Strategy ETF	$546,659	$527,159

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended October 31, 2023:

	Purchases In-Kind	Sales In-Kind
Procure Space ETF	$-	$14,058,882
Procure Disaster Recovery Strategy ETF	$4,090,913	$2,825,234

There were no purchases or sales of U.S. Government obligations for the year ended October 31, 2023.

During the year ended October 31, 2023, the Funds paid $0 brokerage commissions on trades of securities to Penserra Securities, LLC, an affiliate of the Sub-Adviser.

NOTE 7 — SECURITIES LENDING

UFO may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities or 105% of the value of any foreign securities at the time of the loan, plus accrued interest. UFO receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. UFO continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of UFO. UFO has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of UFO or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Advisor; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which UFO may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by UFO, and which may be received in full or in part by the Advisor. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which UFO invests (as disclosed in the Prospectus, as applicable). UFO could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although UFO is indemnified from this risk by contract with the securities lending agent.

33

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

As of October 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Procure Space ETF	$5,671,577	$6,089,161

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2023 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Procure Space ETF	$64,935,876	$1,687,175	$(26,054,362)	$(24,367,187)
Procure Disaster Recovery Strategy ETF	$2,141,130	$41,589	$(266,439)	$(224,850)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Accumulated (Loss)	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Procure Space ETF	$—	—	$(25,999,307)	$(24,367,187)	$(50,366,494)
Procure Disaster Recovery Strategy ETF	$2,532	—	$(114)	$(224,850)	$(222,432)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales, Passive Foreign Investment Company (PFIC) adjustments, and open differences relating to the fund's investment in a partnership.

As of October 31, 2023, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Procure Space ETF	$14,554,101	$11,445,206	Indefinite
Procure Disaster Recovery Strategy ETF	$—	$114	Indefinite

Under current tax law, late-year ordinary losses realized after December 31 of a Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The funds did not defer a late year loss for the tax year ending October 31, 2023.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications relate to redemptions in-kind and have no effect on net assets or net asset value per share.

34

ProcureAM ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

For the fiscal year ended October 31, 2023, the following table shows the reclassifications. Permanent reclassifications are primarily the result of redemptions-in-kind and the taxable overdistribution of the fund's income.

	Total Distributable Earnings (Loss)	Paid in Capital
Procure Space ETF	$546,338	$(546,338)
Procure Disaster Recovery Strategy ETF	$(205,356)	$205,356

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2022, and the year ended October 31, 2023 as follows:

	Year Ended		Year/Period Ended
	October 31, 2023		October 31, 2022
	From	From	From	From
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Procure Space ETF	$1,154,486	$—	$2,155,691	$—
Procure Disaster Recovery Strategy ETF	$6,234	$—	$1,104	$—

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current period that materially impacted the amounts or disclosures in the Funds financial statements through the date the financial statements were issued.

35

ProcureAM ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Procure Space ETF and Procure Disaster Recovery Strategy ETF and Board of Trustees of Procure ETF Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Procure ETF Trust II comprising the funds listed below (the “Funds”) as of October 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Procure Space ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended 2023, 2022, 2021, 2020 and for the period from April 10, 2019 (commencement of operations) through October 31, 2019
Procure Disaster Recovery Strategy ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period from May 31, 2022 (commencement of operations) through October 31, 2022	For the year ended October 31, 2023 and the period from May 31, 2022 (commencement of operations) through October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more ProcureAM, LLC’s investment companies since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 21, 2023

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ProcureAM ETFs

SUPPLEMENTARY INFORMATION October 31, 2023

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Funds’ website at www.ProcureETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period/year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
UFO	99.04%

Fund Name	Qualified Dividend Income
FIXT	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period/year ended October 31, 2023 was as follows:

Fund Name	Qualified Dividend Income
UFO	33.71%

Fund Name	Qualified Dividend Income
FIXT	78.07%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.ProcureETFS.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-866-690-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.ProcureETFs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-866-690-3837 or by accessing the SEC’s website at www.sec.gov.

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ProcureAM ETFs SUPPLEMENTARY INFORMATION (Unaudited) October 31, 2023 (Continued)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

The Board (the members of which are referred to as “Trustees”) of the Trust met telephonically on December 16, 2022, to consider the UFO and FIXT renewal and continuance of (1) the Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor. The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the continued engagements of the Advisor and the Sub-Advisor separately.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to renew each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment performance of each of the Advisor and the Sub-Advisor; (3) the costs of the services to be provided and profits to be realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from counsel to the Trust on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees, including the Independent Trustees, considered and discussed the following with respect to the Funds:

1. The nature, extent and quality of the facilities and services proposed to be provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services to be provided by the Advisor and the Sub-Advisor, including the fact that portfolio management will be conducted by the Sub-Advisor. The Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those proposed for the Funds, including information regarding the education and experience of management and investment personnel.

The Board determined that the Funds would likely benefit from the services and resources available from the Advisor and the Sub-Advisor, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies that would be utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception.

38

2. The Advisory Fees Paid by and Overall Expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Funds. Although the Board determined that the Funds was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub- Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to the Funds were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor. The Advisor presented on its execution policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds.

4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the expected fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor would be capable of continuing to provide services to the Funds.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the personnel and compliance policies of the Trust, Advisor and Sub-Advisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Funds growth and size on its investment performance and expenses. The Board considered information relating to the seeding and expected initial trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the continuance and renewal of the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Funds, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the continuance and renewal of the Sub- Advisory Agreement.

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Board of Trustees

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Additional information can be found in the SAI language for trustees.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016)	2	Horizons Trust ETFs (Independent Trustee); AWA ETFs (Independent Trustee); Listed Funds Trust (Independent Trustee); Alerian (Chairman); tZERO Group, Inc. (Director)
Erik A. Liik (1958)	Trustee	Term: Unlimited Served as Trustee: since October 2018	ETF Development & Distribution Consultant (2012 to Present)	2	N/A
James H. Brenner (1984)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Triton Partners (Investor Relations, 2019 to Present); Patria Investments (Business Development/Investor Relations, 2016 to 2019); PineBridge Investments (Asset Manager, 2010-2016)	2	N/A

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Robert Tull (4) (1952)	Chairman, Trustee and President	Term: Unlimited Served since October 2018	ProcureAM, LLC (President, 2017 to Present), Procure Holdings LLC (President, 2018 to Present); Robert Tull & Co. (President, 2005 to Present)	2	Virtus ETFs, Procure ETF Trust I (Interested Trustee)

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Board of Trustees (Continued)

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since February 2020	Cipperman Compliance Services, LLC (Managing Director, 2015 to Present); Boenning & Scattergood, Inc. (Chief Compliance Officer, 2007 to 2015)
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since October 2018	Procure Holdings LLC (Chief Executive Officer, 2018 to Present); ProcureAM, LLC (CEO, 2017 to Present); PureShares, LLC (CEO/COO 2011 to Present)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since October 2018	Procure Holdings, LLC (CFO, 2018 to Present), ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to 2022)

(1)	The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown, Pennsylvania 19056.

(2)	Trustees and Officers serve until their successors are duly elected and qualified.

(3)

The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Fund and the funds of Procure ETF Trust I.

(4)	Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Advisor.

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ProcureAM ETFs

Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (“Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), and by the Procure ETF Trust II Liquidity Risk Management Program (“Program”), ProcureAM LLC, in its capacity as the administrator of the Program (“Administrator”), has prepared this written report (“Report”) to the Board.  The Report covers the period from November 1, 2022, through October 31, 2023 (“Review Period”).

This Report (i) addresses the operation of the Program; (ii) assesses the adequacy and effectiveness of the Program’s implementation; and (iii) addresses any material changes to the Program.

The Board is not being asked to take any specific action with respect to the matters described in this Report.  The Liquidity Rule requires only that the Board review this Report.  Of course, I am available should you have any questions or wish to discuss any matter described herein in more detail.

Executive Summary

In view of its experiences administering the Program during the Review Period, an overview of which is provided below, the Administrator considers the Program to be operating effectively to assess and manage the liquidity risk of all series of the Procure ETF Trust II (the “Funds”), and further believes that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

Overview of the Program’s Administration

ProcureAM serves as the program administrator.  The Funds utilize the reporting and exception services of U.S. Bank Global fund services, who assist in notifying the program administrator of liquidity limitation breaches. No such breaches occurred during the Review Period.

ICE is the primary pricing agent for the Funds.  ICE utilizes both a quantitative model-based approach and a Heuristics-driven approach in determining liquidity.  There are no portfolio managers that serve as part of the program administrator.  Generally, the Funds invest mostly in highly liquid securities and do not hold illiquid securities, unless in the case of an event such as an issuer bankruptcy.

Overview of the Program’s Operation and Implementation During the Review Period

The Program consists of five primary operational components: liquidity risk assessment, liquidity classifications, highly liquid investment minimum (“HLIM”) provisions,  15% limit on illiquid investments and exclusions from aspects of Liquidity Rule of certain funds deemed to be “In-Kind ETFs”.

Liquidity Risk Assessment.  The Liquidity Rule and the Program contemplate an assessment of the Funds’ liquidity risk on at least an annual basis taking into consideration certain enumerated factors (the “Liquidity Risk Factors”), to the extent the Administrator deems such factor(s) applicable with respect to the Fund.  The Program includes a framework with regard to each Liquidity Risk Factor to facilitate the Administrator’s consideration of such factors as part of the liquidity risk assessment, as well as a liquidity risk assessment process overview that provides a flexible set of suggested process steps for undertaking the liquidity risk assessment.

The Administrator has completed its annual liquidity risk assessment for the Funds. The Administrator believes that the Funds’ liquidity risk remains within appropriate parameters and that the Funds’ investment strategies are appropriate for open-end funds.  In reaching these conclusions, the Administrator reviewed a variety of data points relating to the Liquidity Risk Factors, including, without limitation, that the Funds hold predominantly publicly traded securities that are deemed to be highly liquid investments and, in most cases, are allowable for in-kind redemptions as a method for Authorized Participants to redeem their shares. The Administrator also took into consideration data on the Funds’ aggregate liquidity classifications and 15% limit compliance, each as discussed further below.  The Administrator is not recommending any changes in the management of the Funds’ liquidity risk in light of the liquidity risk assessment.

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Liquidity Classifications.  The Liquidity Rule and the Program also require the Funds to classify each portfolio investment (including each derivative) into one of four liquidity categories – highly liquid, moderately liquid, less liquid and illiquid.  An exemption exists whereby in-kind ETFs are not required to adopt the liquidity classifications portion of the rule.  Because the Funds are in-kind ETFs, the Trust relies upon such exemption.

Highly Liquid Investment Minimum.  As discussed with the Board, the Funds did not adopt HLIMs because the Funds are and have been invested primarily in highly liquid investments.  The Administrator continues to believe, based on the composition of the Funds over the first year of the Program, that HLIMs are not needed.  Should the underlying holdings of the Funds change due to strategy or objective changes, the Administrator will consider whether to adopt an HLIM.

15% Limit on Illiquid Investments.  The Liquidity Rule prohibits the Funds from acquiring any illiquid investment if, immediately after the acquisition, the Funds’ illiquid investments that are assets would exceed 15% of their respective net assets.  The Liquidity Rule also requires certain Board and regulatory reporting any time a fund’s holdings of illiquid investments that are assets exceed 15% of the fund’s net assets.

The Program includes provisions for monitoring for compliance with the Liquidity Rule’s 15% limit provisions and compliance with the 15% limit is monitored for the Funds on a daily basis.  At no point during the Reporting Period did the Funds breach the 15% limit.

In-Kind ETFs.  As defined by the program an In-Kind ETF means an ETF that meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and that publishes its portfolio holdings daily.  Through an analysis of redemption activity over the period we have confirmed the below funds qualify as In-Kind ETFs.

-	Procure Space ETF (UFO)

-	Procure Disaster Recovery Strategy ETF (FIXT)

*              *              *

EXHIBIT A

Series of Procure ETF Trust II

Procure Space ETF (UFO)

Procure Disaster Recovery Strategy ETF (FIXT)

1 The Liquidity Rule defines the Fund’s “liquidity risk” to mean the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

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ProcureAM, LLC Trust II PRIVACY POLICY AND PROCEDURES October 31, 2023

ProcureAM has adopted policies and procedures to protect the “nonpublic personal information” of natural person consumers and customers and to disclose to such persons, policies and procedures for protecting that information. Nonpublic personal information includes nonpublic “personally identifiable financial information” plus any list, description or grouping of customers that is derived from nonpublic personally identifiable financial information. Such information may include personal financial and account information, information relating to services performed for or transactions entered into on behalf of clients, advice provided by ProcureAM to clients, and data or analyses derived from such nonpublic personal information. ProcureAM must also comply with the California Financial Information Privacy Act (SB1) if the Firm does business with California consumers.

Regulation S-ID – Applicability of Identity Theft Red Flag Rules

An adviser registered or required to be registered with the SEC that falls within the scope of the SEC’s Identity Theft Red Flag Rules (the “Rules”) is required to adopt policies and procedures to detect and respond appropriately to identity theft red flags.

An adviser that is a “financial institution” or “creditor” that offers and maintains one or more “covered accounts” is required to adopt and implement a written Identity Theft Prevention Program with respect to all “covered accounts”.  For purposes of the Rules, identity theft is referred to as a fraud committed or attempted using the identifying information of another person without authority.

The Managing Partners along with the CCO are responsible for reviewing, maintaining and enforcing these policies and procedures to ensure meeting ProcureAM’s client privacy goals and objectives while at a minimum ensuring compliance with applicable federal and state laws and regulations.

ProcureAM has adopted the following procedures to implement, review, monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:

ProcureAM maintains safeguards to comply with federal and state standards to guard each client’s nonpublic personal information. ProcureAM does not share any nonpublic personal or information on a consolidated basis with any nonaffiliated third parties, except in the following circumstances:

•	As necessary to provide the service that the client has requested or authorized, or to maintain and service the client’s account;

•	As required by regulatory authorities or law enforcement officials who have jurisdiction over ProcureAM, or as otherwise required by any applicable law;

•	To the extent reasonably necessary to prevent fraud and unauthorized transactions.

Employees are prohibited, either during or after termination of their employment, from disclosing nonpublic personal information to any person or entity outside ProcureAM, including family members, except under the circumstances described above. An employee is permitted to disclose nonpublic personal information only to such other employees who need to have access to such information to deliver our services to the client.

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Advisor

ProcureAM, LLC

16 Firebush Road

Levittown, PA 19056

Sub-Advisor

Penserra Capital Management, LLC

4 Orinda Way, Suite 100-A

Orinda, CA 94563

Distributor

Quasar Distributors, LLC

111 E. Kilbourn Ave, Suite 2200

Milwaukee, WI 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Fund Accountant, Transfer Agent and Fund Administrator

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

K&L Gates

599 Lexington Avenue

New York, NY 10022

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(b) Not applicable for this Registrant

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that there is at least one audit committee financial expert serving on its audit committee.  John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$30,500	$30,000
Audit-Related Fees	$0	$0
Tax Fees	$7,400	$7,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

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The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	0%	0%
Registrant’s Investment Adviser	0%	0%

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a). Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b). Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date January 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date January 18, 2024

By (Signature and Title)* /s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer

Date January 18, 2024

* Print the name and title of each signing officer under his or her signature.

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